COMPREHENSIVE LOSS	3 Months Ended
Mar. 30, 2013
Equity [Abstract]
COMPREHENSIVE LOSS
Comprehensive loss
Comprehensive loss is comprised of the following:

(amounts in thousands)	For the three months ended
	March 30, 2013	March 31, 2012
Net loss	$(28,107)	$(25,642)
Foreign currency translation adjustment	(768)	663
Comprehensive loss	$(28,875)	$(24,979)